14. Correction of Prior Period Net Loss Attributable to Non-Controlling Interest (Details) (September 30, 2019) - USD ($)	3 Months Ended						6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Net Loss	$ (4,253,472)	$ (2,811,286)	$ (3,854,152)	$ (6,688,102)	$ (11,301,062)	$ (6,311,292)	$ (17,612,354)	$ 93,150	$ (23,973,355)	$ (10,918,910)	$ 1,141,199
Net loss attributed to non-controlling interest	0			(76,525)			327,102	0	0	(403,627)	0
Net Loss Attributable to Parent							(17,285,252)
Comprehensive Loss:
Net loss	(4,253,472)	$ (2,811,286)	$ (3,854,152)	(6,688,102)	$ (11,301,062)	$ (6,311,292)	(17,612,354)	$ 93,150	(23,973,355)	(10,918,910)	$ 1,141,199
Other comprehensive loss:
Foreign currency translation gain (loss)							(183,027)
Total Comprehensive Loss							(17,795,381)
Less: comprehensive loss attributable to non-controlling interest	0			(76,525)			327,102		0	(403,627)
Comprehensive loss attributable to Parent	$ (4,274,555)			$ (6,434,288)			(17,468,279)		$ (10,932,276)	$ (23,902,568)
Previously Reported [Member]
Net Loss							(17,612,354)
Net loss attributed to non-controlling interest							2,803,922
Net Loss Attributable to Parent							(14,808,432)
Comprehensive Loss:
Net loss							(17,612,354)
Other comprehensive loss:
Foreign currency translation gain (loss)							(183,027)
Total Comprehensive Loss							(17,795,381)
Less: comprehensive loss attributable to non-controlling interest							2,803,922
Comprehensive loss attributable to Parent							(14,991,459)
Scenario Adjustment [Member]
Net Loss							0
Net loss attributed to non-controlling interest							(2,476,820)
Net Loss Attributable to Parent							(2,476,820)
Comprehensive Loss:
Net loss							0
Other comprehensive loss:
Foreign currency translation gain (loss)							0
Total Comprehensive Loss							0
Less: comprehensive loss attributable to non-controlling interest							(2,476,820)
Comprehensive loss attributable to Parent							$ (2,476,820)